Financial instruments - classification - Offsetable assets (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetable instruments
Gross	£ 2,740	£ 27,815
IFRS offset	(9)	(15,980)
Balance sheet	2,731	11,835
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements	(1,806)	(2,932)
Cash collateral	(8)	(9)
Other financial collateral	(144)	(7,652)
Net amount after the effect of netting arrangements and related collateral	773	1,242
Instruments outside netting arrangements	79,432	2,012
Balance sheet total	82,163	13,847
Derivatives
Offsetable instruments
Gross	2,054	3,585
Balance sheet	2,054	3,585
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements	(1,806)	(2,318)
Cash collateral	(8)	(9)
Other financial collateral	(144)	(97)
Net amount after the effect of netting arrangements and related collateral	96	1,161
Instruments outside netting arrangements	261	319
Balance sheet total	2,315	3,904
Reverse repurchase agreements
Offsetable instruments
Gross		22,725
IFRS offset		(14,475)
Balance sheet		8,250
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements		(614)
Other financial collateral		(7,555)
Net amount after the effect of netting arrangements and related collateral		81
Balance sheet total		8,250
Loans and advances to banks
Offsetable instruments
Gross	686
IFRS offset	(9)
Balance sheet	677
Offsetable potential not recognised by IFRS
Net amount after the effect of netting arrangements and related collateral	677
Instruments outside netting arrangements	79,168
Balance sheet total	79,845
Settlement balances
Offsetable instruments
Gross		1,505
IFRS offset		(1,505)
Offsetable potential not recognised by IFRS
Instruments outside netting arrangements	3	1,693
Balance sheet total	3	1,693
Bank | Derivatives
Offsetable potential not recognised by IFRS
Effect of master netting agreement and similar agreements	£ (1,804)	£ (2,120)